BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Schedule of ordinary shares issued immediately following business combination

Number of
shares
Baird Medical Investment Holdings Limited’s ordinary shares outstanding at December 31, 2023	29,411,765
Baird Medical Investment Holdings Limited’s ordinary shares outstanding prior to the Reverse Recapitalization	29,411,765

Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Conversion of SPAC Sponsor ordinary shares	4,400,000
Conversion of Working capital loan ordinary shares	278,406
Conversion of Public Shareholders ordinary shares	288,454
Total number of ordinary shares as of closing of the Reverse Recapitalization	25,555,096
Total number of Series A convertible preferred shares as of closing of PIPE transactions	290,000

Schedule of supplemental cash flow information relating to reverse recapitalization and PIPE financing

For the year
ended
December 31,
2024
Cash held by ExcelFin and cash related to ExcelFin trust account	$9,238,626
Less redemptions	(6,043,240)
Cash related to trust account, net of redemptions	3,195,386
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(3,116,936)
Less cash paid on behalf of the Company for professional expenses	(78,450)
Proceeds from PIPE financing – Grand Fortune Capital, LLC	2,900,000
Less cash payment associated with transaction costs allocated to PIPE	(2,900,000)
Net contributions from Reverse Recapitalization and PIPE financing	$—